ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accrued expenses and other current liabilities
Payable to online advertising platforms as an agency	$ 52,457	¥ 364,206	¥ 356,647
Salary and welfare payable	33,004	229,146	170,819
Accrued advertising, marketing and promotional expenses	28,056	194,791	253,384
Accrued operating expenses	21,724	150,828	133,748
Advances from customers	18,469	128,228	70,926
Payable for acquisition	12,840	89,155	88,054
Accrued bandwidth and internet data center costs	8,280	57,491	69,524
Other taxes payable	5,122	35,562	76,618
Advances from disposal of investment	4,570	31,728
Contingent consideration payable (note 3)	2,871	19,933	23,338
Payable for purchase of property, equipment and intangible assets	1,570	10,902	43,785
Redemption right liabilities	94	652	474
Others	6,789	47,136	21,874
Total	195,846	1,359,758	1,309,191	[1]
Other non-current liabilities
Contingent consideration payable (note 3)	1,502	10,425
Payable for acquisitions	499	3,468	55,665
Uncertain tax position (note 15)	3,256	22,606	18,161
Total	$ 5,257	¥ 36,499	¥ 73,826

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)